Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																																																																																																																								12 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2026
C000202270
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 16,089	$ 15,956	$ 15,995	$ 15,912	$ 15,748	$ 15,651	$ 15,778	$ 15,846	$ 15,749	$ 15,702	$ 15,649	$ 15,561	$ 15,519	$ 15,396	$ 15,293	$ 15,044	$ 15,036	$ 15,104	$ 15,103	$ 15,001	$ 14,938	$ 14,832	$ 14,705	$ 14,622	$ 14,521	$ 14,421	$ 14,383	$ 14,269	$ 14,199	$ 14,067	$ 13,938	$ 13,864	$ 13,632	$ 13,434	$ 13,459	$ 13,376	$ 13,251	$ 13,101	$ 12,812	$ 12,835	$ 12,707	$ 12,670	$ 12,630	$ 12,316	$ 12,265	$ 12,102	$ 11,931	$ 12,192	$ 12,046	$ 11,728	$ 12,026	$ 12,300	$ 12,337	$ 12,324	$ 12,392	$ 12,372	$ 12,288	$ 12,331	$ 12,297	$ 12,238	$ 12,178	$ 12,205	$ 12,158	$ 12,098	$ 12,040	$ 12,040	$ 11,985	$ 11,889	$ 11,746	$ 11,482	$ 11,491	$ 11,422	$ 11,293	$ 11,080	$ 11,021	$ 10,677	$ 10,238	$ 11,426	$ 11,617	$ 11,586	$ 11,429	$ 11,354	$ 11,390	$ 11,323	$ 11,334	$ 11,240	$ 11,193	$ 11,245	$ 11,064	$ 11,093	$ 10,915	$ 10,645	$ 10,934	$ 11,032	$ 11,043	$ 10,979	$ 10,936	$ 10,861	$ 10,864	$ 10,853	$ 10,812	$ 10,793	$ 10,800	$ 10,697	$ 10,658	$ 10,663	$ 10,605	$ 10,561	$ 10,576	$ 10,488	$ 10,495	$ 10,460	$ 10,415	$ 10,409	$ 10,368	$ 10,322	$ 10,206	$ 10,171	$ 10,123	$ 10,057
C000202268
Account Value [Line Items]
Accumulated Value	9,750	15,296	15,173	15,214	15,137	14,984	14,895	15,019	15,086	14,996	14,955	14,908	14,828	14,791	14,677	14,567	14,348	14,328	14,412	14,413	14,319	14,263	14,149	14,046	13,955	13,875	13,782	13,748	13,643	13,578	13,454	13,334	13,253	13,033	12,859	12,872	12,809	12,692	12,550	12,263	12,301	12,181	12,148	12,112	11,812	11,765	11,599	11,450	11,703	11,565	11,250	11,551	11,816	11,854	11,844	11,911	11,895	11,817	11,848	11,830	11,763	11,720	11,736	11,705	11,637	11,595	11,598	11,535	11,457	11,321	11,069	11,069	11,016	10,894	10,690	10,625	10,306	9,885	11,034	11,222	11,194	11,045	10,975	11,012	10,950	10,963	10,864	10,832	10,874	10,712	10,742	10,573	10,313	10,597	10,693	10,707	10,648	10,609	10,539	10,544	10,536	10,499	10,484	10,482	10,395	10,360	10,368	10,304	10,273	10,290	10,207	10,217	10,175	10,144	10,141	10,103	10,051	9,951	9,919	9,875	9,812
C000202269
Account Value [Line Items]
Accumulated Value	10,000	14,776	14,657	14,696	14,622	14,475	14,388	14,508	14,573	14,487	14,447	14,401	14,323	14,288	14,178	14,072	13,860	13,841	13,922	13,923	13,832	13,778	13,668	13,568	13,480	13,403	13,322	13,297	13,203	13,149	13,038	12,929	12,858	12,654	12,492	12,526	12,460	12,353	12,224	11,952	11,996	11,887	11,862	11,834	11,548	11,510	11,367	11,216	11,471	11,344	11,041	11,344	11,611	11,657	11,654	11,727	11,718	11,649	11,688	11,677	11,630	11,583	11,607	11,583	11,524	11,489	11,500	11,456	11,374	11,247	11,004	11,011	10,965	10,851	10,655	10,596	10,274	9,871	11,026	11,220	11,200	11,058	10,994	11,038	10,983	10,992	10,910	10,874	10,934	10,777	10,815	10,650	10,395	10,687	10,791	10,812	10,758	10,726	10,651	10,662	10,671	10,640	10,631	10,636	10,543	10,524	10,538	10,480	10,444	10,479	10,401	10,417	10,381	10,344	10,358	10,315	10,278	10,181	10,155	10,116	10,048
C000202272
Account Value [Line Items]
Accumulated Value	10,000	16,195	16,078	16,099	16,031	15,865	15,767	15,894	15,960	15,845	15,813	15,743	15,653	15,626	15,501	15,380	15,144	15,120	15,187	15,200	15,096	15,017	14,909	14,796	14,696	14,608	14,507	14,452	14,352	14,280	14,146	14,002	13,927	13,693	13,506	13,516	13,447	13,319	13,154	12,863	12,899	12,770	12,731	12,678	12,374	12,321	12,144	11,985	12,246	12,086	11,765	12,077	12,350	12,375	12,373	12,440	12,419	12,334	12,364	12,342	12,268	12,220	12,234	12,186	12,124	12,065	12,077	12,008	11,912	11,779	11,514	11,511	11,453	11,324	11,109	11,037	10,692	10,264	11,454	11,634	11,614	11,456	11,381	11,415	11,348	11,347	11,253	11,205	11,257	11,086	11,114	10,936	10,665	10,944	11,051	11,062	10,998	10,955	10,868	10,870	10,869	10,829	10,810	10,806	10,702	10,674	10,679	10,611	10,565	10,591	10,503	10,510	10,464	10,418	10,423	10,371	10,324	10,218	10,182	10,134	10,057
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	11,884	12,031	12,000	11,958	11,921	12,139	11,957	11,939	11,947	11,875	11,798	11,674	11,535	11,552	11,375	11,433	11,392	11,395	11,164	11,097	11,267	11,150	11,409	11,255	11,091	10,845	10,747	10,572	10,825	10,719	10,850	10,876	10,478	10,027	10,180	10,429	10,492	10,481	10,498	10,608	10,543	10,301	10,561	10,243	10,278	9,909	10,019	10,470	10,749	10,486	10,699	10,641	11,053	11,358	11,515	11,773	11,781	11,767	11,776	11,878	11,886	11,767	11,682	11,638	11,541	11,677	11,829	11,904	11,863	11,710	11,752	11,774	11,842	11,637	11,541	11,434	11,210	11,433	11,264	11,066	11,049	11,052	11,016	11,064	10,819	10,787	10,637	10,476	10,461	10,276	10,265	10,125	9,969	9,924	10,008	10,051	10,002	9,981	9,996	9,941	10,008	9,958	10,053	10,151	10,106	10,122	10,110	10,145	10,059	10,009	10,017	9,940	9,859	9,862	9,786	9,752	9,723	9,947	10,013	10,011
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	11,884	12,031	12,000	11,958	11,921	12,139	11,957	11,939	11,947	11,875	11,798	11,674	11,535	11,552	11,375	11,433	11,392	11,395	11,164	11,097	11,267	11,150	11,409	11,255	11,091	10,845	10,747	10,572	10,825	10,719	10,850	10,876	10,478	10,027	10,180	10,429	10,492	10,481	10,498	10,608	10,543	10,301	10,561	10,243	10,278	9,909	10,019	10,470	10,749	10,486	10,699	10,641	11,053	11,358	11,515	11,773	11,781	11,767	11,776	11,878	11,886	11,767	11,682	11,638	11,541	11,677	11,829	11,904	11,863	11,710	11,752	11,774	11,842	11,637	11,541	11,434	11,210	11,433	11,264	11,066	11,049	11,052	11,016	11,064	10,819	10,787	10,637	10,476	10,461	10,276	10,265	10,125	9,969	9,924	10,008	10,051	10,002	9,981	9,996	9,941	10,008	9,958	10,053	10,151	10,106	10,122	10,110	10,145	10,059	10,009	10,017	9,940	9,859	9,862	9,786	9,752	9,723	9,947	10,013	10,011
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	11,884	12,031	12,000	11,958	11,921	12,139	11,957	11,939	11,947	11,875	11,798	11,674	11,535	11,552	11,375	11,433	11,392	11,395	11,164	11,097	11,267	11,150	11,409	11,255	11,091	10,845	10,747	10,572	10,825	10,719	10,850	10,876	10,478	10,027	10,180	10,429	10,492	10,481	10,498	10,608	10,543	10,301	10,561	10,243	10,278	9,909	10,019	10,470	10,749	10,486	10,699	10,641	11,053	11,358	11,515	11,773	11,781	11,767	11,776	11,878	11,886	11,767	11,682	11,638	11,541	11,677	11,829	11,904	11,863	11,710	11,752	11,774	11,842	11,637	11,541	11,434	11,210	11,433	11,264	11,066	11,049	11,052	11,016	11,064	10,819	10,787	10,637	10,476	10,461	10,276	10,265	10,125	9,969	9,924	10,008	10,051	10,002	9,981	9,996	9,941	10,008	9,958	10,053	10,151	10,106	10,122	10,110	10,145	10,059	10,009	10,017	9,940	9,859	9,862	9,786	9,752	9,723	9,947	10,013	10,011
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	11,884	12,031	12,000	11,958	11,921	12,139	11,957	11,939	11,947	11,875	11,798	11,674	11,535	11,552	11,375	11,433	11,392	11,395	11,164	11,097	11,267	11,150	11,409	11,255	11,091	10,845	10,747	10,572	10,825	10,719	10,850	10,876	10,478	10,027	10,180	10,429	10,492	10,481	10,498	10,608	10,543	10,301	10,561	10,243	10,278	9,909	10,019	10,470	10,749	10,486	10,699	10,641	11,053	11,358	11,515	11,773	11,781	11,767	11,776	11,878	11,886	11,767	11,682	11,638	11,541	11,677	11,829	11,904	11,863	11,710	11,752	11,774	11,842	11,637	11,541	11,434	11,210	11,433	11,264	11,066	11,049	11,052	11,016	11,064	10,819	10,787	10,637	10,476	10,461	10,276	10,265	10,125	9,969	9,924	10,008	10,051	10,002	9,981	9,996	9,941	10,008	9,958	10,053	10,151	10,106	10,122	10,110	10,145	10,059	10,009	10,017	9,940	9,859	9,862	9,786	9,752	9,723	9,947	10,013	10,011
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Morningstar LSTA Leveraged Loan Index
Accumulated Value	10,000	16,972	16,838	16,825	16,741	16,528	16,440	16,569	16,620	16,515	16,456	16,420	16,348	16,275	16,134	16,005	15,761	15,769	15,819	15,802	15,693	15,605	15,477	15,345	15,236	15,140	15,038	14,986	14,846	14,757	14,633	14,501	14,404	14,170	13,999	14,002	13,868	13,708	13,534	13,234	13,259	13,121	13,125	13,049	12,710	12,658	12,509	12,385	12,674	12,486	12,225	12,496	12,824	12,796	12,790	12,856	12,809	12,728	12,748	12,714	12,633	12,573	12,575	12,529	12,456	12,393	12,393	12,321	12,176	12,014	11,752	11,729	11,655	11,483	11,263	11,136	10,729	10,267	11,716	11,873	11,807	11,621	11,554	11,606	11,552	11,584	11,492	11,464	11,489	11,302	11,322	11,144	10,868	11,151	11,253	11,256	11,180	11,135	11,053	11,041	11,022	10,977	10,946	10,924	10,820	10,777	10,765	10,701	10,659	10,664	10,591	10,595	10,557	10,511	10,503	10,450	10,392	10,273	10,246	10,162	10,075
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Morningstar LSTA Leveraged Loan Index
Accumulated Value	10,000	16,972	16,838	16,825	16,741	16,528	16,440	16,569	16,620	16,515	16,456	16,420	16,348	16,275	16,134	16,005	15,761	15,769	15,819	15,802	15,693	15,605	15,477	15,345	15,236	15,140	15,038	14,986	14,846	14,757	14,633	14,501	14,404	14,170	13,999	14,002	13,868	13,708	13,534	13,234	13,259	13,121	13,125	13,049	12,710	12,658	12,509	12,385	12,674	12,486	12,225	12,496	12,824	12,796	12,790	12,856	12,809	12,728	12,748	12,714	12,633	12,573	12,575	12,529	12,456	12,393	12,393	12,321	12,176	12,014	11,752	11,729	11,655	11,483	11,263	11,136	10,729	10,267	11,716	11,873	11,807	11,621	11,554	11,606	11,552	11,584	11,492	11,464	11,489	11,302	11,322	11,144	10,868	11,151	11,253	11,256	11,180	11,135	11,053	11,041	11,022	10,977	10,946	10,924	10,820	10,777	10,765	10,701	10,659	10,664	10,591	10,595	10,557	10,511	10,503	10,450	10,392	10,273	10,246	10,162	10,075
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Morningstar LSTA Leveraged Loan Index
Accumulated Value	10,000	16,972	16,838	16,825	16,741	16,528	16,440	16,569	16,620	16,515	16,456	16,420	16,348	16,275	16,134	16,005	15,761	15,769	15,819	15,802	15,693	15,605	15,477	15,345	15,236	15,140	15,038	14,986	14,846	14,757	14,633	14,501	14,404	14,170	13,999	14,002	13,868	13,708	13,534	13,234	13,259	13,121	13,125	13,049	12,710	12,658	12,509	12,385	12,674	12,486	12,225	12,496	12,824	12,796	12,790	12,856	12,809	12,728	12,748	12,714	12,633	12,573	12,575	12,529	12,456	12,393	12,393	12,321	12,176	12,014	11,752	11,729	11,655	11,483	11,263	11,136	10,729	10,267	11,716	11,873	11,807	11,621	11,554	11,606	11,552	11,584	11,492	11,464	11,489	11,302	11,322	11,144	10,868	11,151	11,253	11,256	11,180	11,135	11,053	11,041	11,022	10,977	10,946	10,924	10,820	10,777	10,765	10,701	10,659	10,664	10,591	10,595	10,557	10,511	10,503	10,450	10,392	10,273	10,246	10,162	10,075
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																										Morningstar LSTA Leveraged Loan Index
Accumulated Value	$ 10,000	$ 16,972	$ 16,838	$ 16,825	$ 16,741	$ 16,528	$ 16,440	$ 16,569	$ 16,620	$ 16,515	$ 16,456	$ 16,420	$ 16,348	$ 16,275	$ 16,134	$ 16,005	$ 15,761	$ 15,769	$ 15,819	$ 15,802	$ 15,693	$ 15,605	$ 15,477	$ 15,345	$ 15,236	$ 15,140	$ 15,038	$ 14,986	$ 14,846	$ 14,757	$ 14,633	$ 14,501	$ 14,404	$ 14,170	$ 13,999	$ 14,002	$ 13,868	$ 13,708	$ 13,534	$ 13,234	$ 13,259	$ 13,121	$ 13,125	$ 13,049	$ 12,710	$ 12,658	$ 12,509	$ 12,385	$ 12,674	$ 12,486	$ 12,225	$ 12,496	$ 12,824	$ 12,796	$ 12,790	$ 12,856	$ 12,809	$ 12,728	$ 12,748	$ 12,714	$ 12,633	$ 12,573	$ 12,575	$ 12,529	$ 12,456	$ 12,393	$ 12,393	$ 12,321	$ 12,176	$ 12,014	$ 11,752	$ 11,729	$ 11,655	$ 11,483	$ 11,263	$ 11,136	$ 10,729	$ 10,267	$ 11,716	$ 11,873	$ 11,807	$ 11,621	$ 11,554	$ 11,606	$ 11,552	$ 11,584	$ 11,492	$ 11,464	$ 11,489	$ 11,302	$ 11,322	$ 11,144	$ 10,868	$ 11,151	$ 11,253	$ 11,256	$ 11,180	$ 11,135	$ 11,053	$ 11,041	$ 11,022	$ 10,977	$ 10,946	$ 10,924	$ 10,820	$ 10,777	$ 10,765	$ 10,701	$ 10,659	$ 10,664	$ 10,591	$ 10,595	$ 10,557	$ 10,511	$ 10,503	$ 10,450	$ 10,392	$ 10,273	$ 10,246	$ 10,162	$ 10,075